Segments (Details) - Schedule of Revenue - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	$ 1,423,416	$ 1,417,584	$ 4,985,659	$ 4,148,816	$ 7,447,177	$ 8,766,121	$ 8,231,326
United States [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue					2,863,154	4,609,147	2,909,415
France [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue					2,433,571	775,891	1,606,589
South Korea [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue					744,466	502,461	787,026
Hong Kong [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue					646,696	296,838	195,038
Germany [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue					182,351	266,662	293,104
Canada [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue					131,675	709,172	425,521
Japan [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue					124,384	263,752	182,840
Poland [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue					116,810
Columbia [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue					54,767
United Kingdom [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue						300,211	612,456
Italy [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue						171,237
Turkey [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue						156,420	505,189
China [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue						125,441
New Zealand [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue						71,015	158,115
Vietnam [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue							167,436
Other [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue					$ 149,303	$ 517,874	$ 388,597